Business and Geographic Segment Information - Schedule of Revenue from Customers by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total	$ 951,189	$ 818,601	$ 1,017,108	$ 598,978	$ 894,416	$ 770,833	$ 978,493	$ 658,122	$ 3,385,876	$ 3,301,864	$ 3,399,774
Brazil
Segment Reporting Information [Line Items]
Total									765,358	690,377	672,372
Mexico
Segment Reporting Information [Line Items]
Total									644,015	624,939	678,030
United States
Segment Reporting Information [Line Items]
Total									635,637	633,471	632,773
Chile
Segment Reporting Information [Line Items]
Total									617,213	564,592	536,530
Peru
Segment Reporting Information [Line Items]
Total									450,719	389,815	356,684
Other foreign countries
Segment Reporting Information [Line Items]
Total									$ 272,934	$ 398,670	$ 523,385